Presentation of financial statements - Summary of Impact Adjustment in Accounting Policy (Detail) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Impact on income statement
Selling, general and administrative expenses	£ (73.6)	[1]		£ (189.7)	£ (131.5)	[1]	£ (112.9)	[1]
Operating profit	17.3	[1]		7.1	10.4	[1]	55.3	[1]
Profit before tax	15.6	[1]	£ 26.0	4.7	8.3	[1]	55.6	[1]
Tax	(2.8)	[1]	0.1	(0.3)	4.2	[1]	(11.2)	[1]
Profit for the period	12.8	[1]	£ 26.1	4.4	12.5	[1]	44.4	[1]
Impact on statement of comprehensive income
Total comprehensive expense	£ (6.1)	[1]		£ 10.4	£ 25.3	[1]	£ 49.9	[1]
Earnings per share
Basic	£ 0.058	[1]	£ 0.127	£ 0.019	£ 0.060	[1]	£ 0.217	[1]
Diluted	£ 0.058	[1]	£ 0.127	£ 0.019	£ 0.060	[1]	£ 0.215	[1]
Impact on balance sheet
Intangible assets	£ 151.8	[1]		£ 234.2	£ 150.1	[1]	£ 104.6
Total non-current assets	512.4	[1]		774.6	530.5	[1]
Deferred tax liability	(27.6)	[1]		(41.5)	(28.3)	[1]	(16.1)
Total non-current liabilities	(137.5)	[1]		(142.8)	(148.8)	[1]
Net assets	629.1	[1]		656.1	500.9	[1]
Retained earnings	271.7	[1]		289.6	254.0	[1]
Total equity	629.1	[1]		656.1	500.9	[1]
Impact on cash flow statement
Cash generated from operations	33.1	[1]		72.2	65.4	[1]	82.8	[1]
Net cash inflow from operating activities	33.3	[1]		62.9	63.0	[1]	69.3	[1]
Purchase of intangible assets	(13.0)	[1]		(25.3)	(23.0)	[1]	(21.8)	[1]
Net cash outflow from investing activities	(22.2)	[1]		(291.5)	(148.1)	[1]	(49.0)	[1]
Decrease in cash and cash equivalents	26.1	[1]		£ (117.2)	99.5	[1]	(4.4)	[1]
Previously stated [member]
Impact on income statement
Selling, general and administrative expenses	(73.0)				(131.4)		(112.1)
Operating profit	17.9				10.5		56.1
Profit before tax	16.2				8.4		56.4
Tax	(2.9)				4.1		(11.4)
Profit for the period	13.3				12.5		45.0
Impact on statement of comprehensive income
Total comprehensive expense	£ (5.6)				£ 25.3		£ 50.5
Earnings per share
Basic	£ 0.061				£ 0.60		£ 0.220
Diluted	£ 0.060				£ 0.60		£ 0.218
Impact on balance sheet
Intangible assets	£ 154.5				£ 154.4		£ 106.7
Total non-current assets	515.1				532.6		274.9
Deferred tax liability	(28.1)				(28.7)		(16.5)
Total non-current liabilities	(138.0)				(149.2)		(16.6)
Net assets	631.3				502.6		384.8
Retained earnings	273.9				255.7		260.1
Total equity	631.3				502.6		384.8
Impact on cash flow statement
Cash generated from operations	33.7				65.4		83.7
Net cash inflow from operating activities	33.9				63.0		70.2
Purchase of intangible assets	(13.6)				(23.0)		(22.7)
Net cash outflow from investing activities	(22.8)				(148.1)		(49.9)
Decrease in cash and cash equivalents							(4.4)
Adjustment [Member]
Impact on income statement
Selling, general and administrative expenses	(0.6)				(0.1)		(0.8)
Operating profit	(0.6)				(0.1)		(0.8)
Profit before tax	(0.6)				(0.1)		(0.8)
Tax	0.1				0.1		0.2
Profit for the period	(0.5)				0.0		(0.6)
Impact on statement of comprehensive income
Total comprehensive expense	£ (0.5)				0.0		£ (0.6)
Earnings per share
Basic	£ 0.003						£ 0.003
Diluted	£ 0.002						£ 0.003
Impact on balance sheet
Intangible assets	£ (2.7)				(2.1)		£ (2.1)
Total non-current assets	(2.7)				(2.1)		(2.1)
Deferred tax liability	0.5				0.4		0.4
Total non-current liabilities	0.5				0.4		0.4
Net assets	(2.2)				(1.7)		(1.7)
Retained earnings	(2.2)				(1.7)		(1.7)
Total equity	(2.2)				(1.7)		(1.7)
Impact on cash flow statement
Cash generated from operations	(0.6)				0.0		(0.9)
Net cash inflow from operating activities	(0.6)				0.0		(0.9)
Purchase of intangible assets	0.6				0.0		0.9
Net cash outflow from investing activities	0.6				0.0		0.9
Decrease in cash and cash equivalents							0.0
Revised
Impact on income statement
Selling, general and administrative expenses	(73.6)				(131.5)		(112.9)
Operating profit	17.3				10.4		55.3
Profit before tax	15.6				8.3		55.6
Tax	(2.8)				4.2		(11.2)
Profit for the period	12.8				12.5		44.4
Impact on statement of comprehensive income
Total comprehensive expense	£ (6.1)				£ 25.3		£ 49.9
Earnings per share
Basic	£ 0.058				£ 0.060		£ 0.217
Diluted	£ 0.058				£ 0.060		£ 0.215
Impact on balance sheet
Intangible assets	£ 151.8				£ 152.3		£ 104.6
Total non-current assets	512.4				530.5		272.8
Deferred tax liability	(27.6)				(28.3)		(16.1)
Total non-current liabilities	(137.5)				(148.8)		(16.2)
Net assets	629.1				500.9		383.1
Retained earnings	271.7				254.0		258.4
Total equity	629.1				500.9		383.1
Impact on cash flow statement
Cash generated from operations	33.1				65.4		82.2
Net cash inflow from operating activities	33.3				63.0		69.3
Purchase of intangible assets	(13.0)				(23.0)		(21.8)
Net cash outflow from investing activities	£ (22.2)				£ (148.1)		(49.0)
Decrease in cash and cash equivalents							£ (4.4)

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.